CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of shares repurchased (in shares)	1,095,095
Treasury stock	$ (10,200)
Treasury stock
Number of shares repurchased (in shares)	1,095,095	0	0
Treasury stock	$ (10,174)	$ 0	$ 0